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			    UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended   SEPTEMBER 30, 2009
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Check here if Amendment [_]; Amendment Number:
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        LUCERNE CAPITAL MANAGEMENT, LLC
Address:     500 MAMARONECK AVENUE
             HARRISON, NY 10528

Form 13F File Number:  28-10417
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     KAI WU
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Title:    CHIEF FINANCIAL OFFICER
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Phone:    (914) 998-8095
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Signature, Place, and Date of Signing:


  /s/ KAI WU                      Harrison, NY          NOVEMBER 13, 2009
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      [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
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Form 13F Information Table Entry Total:           2
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Form 13F Information Table Value Total:      $8,082
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                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

     NONE

                          FORM 13F INFORMATION TABLE FORM 13F INFORMATION TABLE

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   COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8
--------------            ---------------  ---------  ----------  ---------------------  ---------- --------   ---------------------
                                                        VALUE       SHRS OR   SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS      CUSIP    (x$1000)     PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------            ---------------   ---------  ---------  ----------  ---  ----  ----------  --------  -----    ------  ----
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POPULAR INC               COM              733174106    7,140      2,522,873   SH        SOLE                 2,522,873
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PROSHARES U.SHORT S&P500  COM              74347R883      942         23,328   SH        SOLE                    23,328
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